Commitments (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contracted purchase	¥ 128,640	¥ 13,531
Property.
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contracted purchase	101,779
Property improvements
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contracted purchase	21,679
Software
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contracted purchase	¥ 5,182	¥ 13,531